PLAN TERMINATION	12 Months Ended
Dec. 31, 2025
EMPLOYEE RETIREMENT SAVINGS PLAN
PLAN TERMINATION
PLAN TERMINATION

(5) PLAN TERMINATION

Although the Company has not expressed any intent to terminate the Plan, it reserves the right to do so at any time, subject to the provisions of ERISA. In the event of Plan termination, all participants would become 100% vested in the Company’s contributions to their accounts.